Property, plant and equipment	12 Months Ended
Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Abstract]
Property, plant and equipment

10 Property, plant and equipment

	2018

	Freehold property £m	Leasehold property £m	Plant and equipment £m	Assets in the course of construction £m	Total £m

1 January

Cost	1,455	267	5,552	917	8,191

Accumulated depreciation and impairment	(369)	(124)	(2,816)		(3,309)

Net book value at 1 January	1,086	143	2,736	917	4,882

Differences on exchange	76	4	27	(5)	102

Additions

– separately acquired	5	1	41	722	769

Reallocations	58	2	466	(526)	-

Depreciation	(34)	(11)	(318)		(363)

Impairment	(74)	–	(120)		(194)

Disposals	(13)	–	(17)		(30)

31 December

Cost	1,515	268	5,763	1,108	8,654

Accumulated depreciation and impairment	(411)	(129)	(2,948)		(3,488)

Net book value at 31 December	1,104	139	2,815	1,108	5,166

In 2018, the differences on exchange include £149 million of indexation in respect of the operations in Venezuela. However, management believes that such a revaluation is not reflective of the fair value of assets in Venezuela and an impairment charge of £110 million has been recognised, as explained in note 3(h).

	2017

	Freehold property £m	Leasehold property £m	Plant and equipment £m	Assets in the course of construction £m	Total £m

1 January

Cost	1,163	239	5,022	725	7,149

Accumulated depreciation and impairment	(360)	(116)	(2,991)	(21)	(3,488)

Net book value at 1 January	803	123	2,031	704	3,661

Differences on exchange	(33)	(11)	(117)	(49)	(210)

Additions

– acquisitions (note 24)	349	4	626	62	1,041

– separately acquired	23	–	47	753	823

Reallocations	(5)	35	523	(553)	–

Depreciation	(29)	(7)	(352)		(388)

Impairment	(1)	(1)	(10)		(12)

Disposals	(4)	–	(12)		(16)

Net reclassifications as held-for-sale	(17)	–	–		(17)

31 December

Cost	1,455	267	5,552	917	8,191

Accumulated depreciation and impairment	(369)	(124)	(2,816)		(3,309)

Net book value at 31 December	1,086	143	2,736	917	4,882

Net book value of assets held under finance leases for 2018 was £16 million (2017: £29 million).

The Group's finance lease arrangements relate principally to the lease of tobacco vending machines by the Group’s subsidiary in Japan. In 2017, the Group’s finance lease arrangements related principally to the lease of tobacco vending machines and buildings in Japan and Peru respectively. Assets held under finance leases are secured under finance lease obligations included in note 20.

As explained in note 12, contributions to the British American Tobacco UK Pension Fund are secured by a charge over the Group’s Head Office (Globe House). Globe House is included in freehold property above with a carrying value of £185 million (2017: £187 million).

	2018 £m	2017 £m

Cost of freehold land within freehold property on which no depreciation is provided	255	253

Leasehold property comprises

– net book value of long leasehold	100	104

– net book value of short leasehold	46	39

	146	143

Contracts placed for future expenditure	141	85